Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Statement Of Financial Position [Abstract]
Accounts receivable, allowances	$ 207	$ 73
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, share issued	1	1
Preferred stock, shares outstanding	1	1
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, share issued	71,170,000	70,379,000
Common stock, shares outstanding	70,314,000	69,332,000